TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Insurance Claims Reserves (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	S/ 12,534,511		S/ 11,675,076
Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	10,798,189		10,072,788
General Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	1,399,650		1,286,293
Health Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	336,672		315,995
Technical Reserves for Claims [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	2,555,580		2,050,474		S/ 1,576,228
Technical Reserves for Claims [Member] | Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	1,696,733		1,288,056		908,362
Technical Reserves for Claims [Member] | General Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	714,700		629,330		590,588
Technical Reserves for Claims [Member] | Health Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	144,147		133,088		77,278
Technical Reserves for Premiums [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	9,978,931	[1]	9,624,602	[1]	8,374,005
Technical Reserves for Premiums [Member] | Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	9,101,456	[1]	8,784,732	[1]	7,548,684
Technical Reserves for Premiums [Member] | General Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	684,950	[1]	656,963	[1]	651,129
Technical Reserves for Premiums [Member] | Health Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	192,525	[1]	182,907	[1]	S/ 174,192
Mathematical Reserves [Member] | Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Technical reserves for insurance claims and premiums	6,759,700		6,806,100
Direct Claims Reserve [Member] | Life Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Claims incurred but not reported	825,000		602,700
Direct Claims Reserve [Member] | General Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Claims incurred but not reported	38,900		42,500
Direct Claims Reserve [Member] | Health Insurance Contracts [Member]
Insurance claim reserves and technical reserves [Abstract]
Claims incurred but not reported	S/ 109,900		S/ 125,300

[1]	As of December 31, 2021, the life insurance technical reserves include the mathematical reserves of income amounting to S/6,759.7 million (S/ 6,806.1 million as of December 31, 2020).